Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 27, 2013	Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts	$ 69,627				$ 91,476
Credit/debit card receivables	33,776				36,042
Other receivables	45,966				42,429
Total receivables, net	$ 149,369	$ 396,169	$ 233,502	$ 153,500	$ 169,947	$ 396,854	$ 240,600	$ 156,543	$ 150,294